WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 80.9%
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 2.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	$980,000	$1,007,597	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	520,000	572,000	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	400,000	415,688	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	200,000	217,500	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	880,000	890,797	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	220,000	235,719	(a)
Frontier Communications Holdings LLC, Senior Secured Notes	5.000%	5/1/28	260,000	272,025	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	883,528	(a)(b)
Lumen Technologies Inc., Senior Notes	5.625%	4/1/25	520,000	563,423

Total Diversified Telecommunication Services				5,058,277

Entertainment - 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,960,000	1,896,819	(a)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	590,000	587,788	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	380,000	487,390
Netflix Inc., Senior Notes	4.875%	6/15/30	350,000	419,381	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	450,000	454,500	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	210,000	215,509	(a)

Total Entertainment				4,061,387

Interactive Media & Services - 0.6%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	580,000	606,361	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	930,000	893,981	(a)

Total Interactive Media & Services				1,500,342

Media - 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	770,000	805,955	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,070,000	1,119,413	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,410,000	1,424,918	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$180,000	$251,510
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	990,000	1,025,887	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	620,000	648,926	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	680,000	731,850
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,700,000	1,949,390
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,570,000	1,564,112	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	90,000	94,415	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	702,950	(a)
News Corp., Senior Notes	3.875%	5/15/29	650,000	669,175	(a)
Sirius XM Radio Inc., Senior Notes	4.000%	7/15/28	120,000	122,742	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	340,000	495,876
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	570,000	622,013	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000	433,247	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	310,000	334,673	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,290,000	1,383,525	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	570,000	591,375	(a)

Total Media				14,971,952

Wireless Telecommunication Services - 3.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	920,000	1,016,600	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	760,000	765,875	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	500,000	766,530
Sprint Corp., Senior Notes	7.875%	9/15/23	430,000	487,706
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	497,700
Switch Ltd., Senior Notes	3.750%	9/15/28	760,000	774,216	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	560,000	578,452	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	570,000	607,620

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	$1,110,000	$1,183,260	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,270,000	1,305,255	(a)

Total Wireless Telecommunication Services				7,983,214

TOTAL COMMUNICATION SERVICES				33,575,172

CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	149,000	153,656
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	652,826
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,250,000	1,251,319

Total Auto Components				2,057,801

Automobiles - 2.1%
Ford Motor Co., Senior Notes	9.000%	4/22/25	750,000	917,213
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	3,440,000	3,633,620
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	590,000	642,333	(a)

Total Automobiles				5,193,166

Distributors - 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,189,756	1,376,179	(a)(c)

Diversified Consumer Services - 2.1%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,110,000	1,137,772	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	710,000	711,995	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	580,000	601,750	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	390,000	376,838	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	167,000	204,897
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,080,000	1,105,936	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,000,000	990,000	(a)

Total Diversified Consumer Services				5,129,188

Hotels, Restaurants & Leisure - 7.1%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	420,000	434,175	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	370,000	391,534	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Carnival Corp., Senior Notes	5.750%	3/1/27	$660,000	$675,619	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	380,000	367,226	(a)
Everi Holdings Inc.	5.000%	7/15/29	400,000	409,900	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	570,000	613,462	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	480,000	499,104	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	500,000	518,095	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	240,000	252,000	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	640,000	605,600	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	520,000	521,950	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	900,000	1,063,134	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	830,000	959,866	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	900,000	878,625	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	740,000	751,100	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	690,000	695,972	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	340,147
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	442,472	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	450,000	464,648	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	480,000	480,312	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	490,000	474,817	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	860,000	870,578	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,320,000	1,529,603	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,500,000	1,485,120	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,000,000	1,014,210	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	450,000	478,706	(a)

Total Hotels, Restaurants & Leisure				17,217,975

Household Durables - 0.5%
Century Communities Inc., Senior Notes	3.875%	8/15/29	210,000	213,483	(a)
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	507,069	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	520,000	521,230	(a)

Total Household Durables				1,241,782

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	$810,000	$806,600

Specialty Retail - 3.1%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	500,000	536,250	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	400,000	518,000	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	500,000	587,833
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	740,000	829,873
Bath & Body Works Inc., Senior Notes	7.500%	6/15/29	140,000	162,871
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	970,000	1,119,137	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	810,000	835,677	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	300,000	308,250	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	290,000	307,400	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	670,000	699,313	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	275,000	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	260,625	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	690,000	744,337	(a)
Terminix Co. LLC, Senior Notes	7.450%	8/15/27	165,000	197,646

Total Specialty Retail				7,382,212

TOTAL CONSUMER DISCRETIONARY				40,404,903

CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	590,000	584,758	(a)

Food Products - 0.5%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	514,318
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	560,000	570,584	(a)

Total Food Products				1,084,902

Personal Products - 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	330,000	332,475	(a)

TOTAL CONSUMER STAPLES				2,002,135

ENERGY - 10.0%
Energy Equipment & Services - 0.7%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,680,000	1,694,196	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	$460,000	$468,756	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	400,000	490,628
Apache Corp., Senior Notes	5.100%	9/1/40	260,000	289,580
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,700,000	1,689,324	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,190,000	1,242,062	(a)
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	100,000	107,875
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	450,000	474,187	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	90,000	94,162	(a)
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	10,000	10,288	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	1,330,000	1,348,287	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	127,000	131,607	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	400,000	401,598	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	490,000	597,800	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	100,000	121,379	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	820,000	1,022,159	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	150,000	159,255	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	228,023	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	195,278	(d)(e)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	180,000	194,625	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	320,000	357,218	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	560,000	611,800
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	400,000	452,400
EQT Corp., Senior Notes	6.625%	2/1/25	180,000	206,545
EQT Corp., Senior Notes	3.125%	5/15/26	210,000	216,038	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	230,000	248,639
EQT Corp., Senior Notes	5.000%	1/15/29	1,020,000	1,161,433
EQT Corp., Senior Notes	3.625%	5/15/31	200,000	211,717	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,300,000	1,369,563	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	310,000	322,417	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,290,000	1,348,050	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	220,000	302,202
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	220,000	266,331

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.575%	8/15/22	$90,000	$89,660	(e)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	180,000	173,925	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	1,550,000	1,509,312	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	576,204
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	171,515
Range Resources Corp., Senior Notes	9.250%	2/1/26	570,000	624,047
Range Resources Corp., Senior Notes	8.250%	1/15/29	530,000	589,013	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	760,000	774,106	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	300,000	326,715
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	500,000	526,035
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	814,640

Total Oil, Gas & Consumable Fuels				22,516,398

TOTAL ENERGY				24,210,594

FINANCIALS - 7.7%
Banks - 0.9%
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000	397,271	(a)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	510,000	525,566	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	333,481	(d)(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	840,000	929,184	(a)(e)

Total Banks				2,185,502

Capital Markets - 0.8%
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	500,000	524,020	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	$600,000	$664,128	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	224,530	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	226,905	(a)(d)(e)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	310,000	335,808	(a)

Total Capital Markets				1,975,391

Consumer Finance - 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	520,602	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	900,000	942,939	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	388,598	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	320,000	349,104
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	52,574
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	970,000	935,565	(a)

Total Consumer Finance				3,189,382

Diversified Financial Services - 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,680,509	1,667,905	(a)(c)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	630,000	643,387	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	370,000	364,219	(a)

Total Diversified Financial Services				2,675,511

Insurance - 1.0%
AmWINS Group Inc.	4.875%	6/30/29	1,170,000	1,190,475	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,060,000	1,128,306	(a)(c)

Total Insurance				2,318,781

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	820,000	799,680	(a)

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Burford Capital Global Finance LLC, Senior
Notes	6.250%	4/15/28	$820,000	$866,137	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	740,000	744,625	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	490,000	501,638	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	330,000	346,500	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	740,000	745,550	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				4,004,130

Thrifts & Mortgage Finance - 0.9%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	760,000	860,700	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	800,000	845,000	(a)
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., Senior Notes	3.875%	3/1/31	520,000	532,669	(a)

Total Thrifts & Mortgage Finance				2,238,369

TOTAL FINANCIALS				18,587,066

HEALTH CARE - 7.5%
Health Care Providers & Services - 4.0%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	720,000	680,724	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	260,000	285,516
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,370,000	1,424,800	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	1,130,000	1,140,594	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	400,000	486,894
HCA Inc., Senior Notes	5.625%	9/1/28	490,000	584,955
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	336,062
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	240,000	239,700	(a)
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	790,000	812,100	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	640,000	612,051	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	520,000	558,350	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	330,000	351,450	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	599,923	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	$940,000	$974,075	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	580,000	609,615	(a)

Total Health Care Providers & Services				9,696,809

Pharmaceuticals - 3.5%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	510,000	512,065	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	910,000	923,072	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,190,000	1,283,712	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	480,000	516,816	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	500,000	467,538	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,370,000	1,361,533	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	930,000	952,101	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	310,000	305,000	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	750,000	743,464	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	740,000	750,175	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	246,888
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	400,000	437,380

Total Pharmaceuticals				8,499,744

TOTAL HEALTH CARE				18,196,553

INDUSTRIALS - 10.9%
Aerospace & Defense - 0.9%
TransDigm Inc., Senior Notes	4.625%	1/15/29	1,720,000	1,700,650	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	240,000	257,100	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	320,000	336,400	(a)

Total Aerospace & Defense				2,294,150

Air Freight & Logistics - 0.4%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	630,000	760,228
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	330,000	348,975	(a)

Total Air Freight & Logistics				1,109,203

Airlines - 2.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	500,000	503,125	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	540,000	569,835	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	$590,000	$637,920	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	460,000	513,228	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,140,000	1,201,993	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	545,000	592,742	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	612,000	693,855	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	620,000	644,416	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	670,000	695,979	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	433,188	438,843
United Airlines Pass-Through Trust	4.875%	1/15/26	298,960	315,076

Total Airlines				6,807,012

Building Products - 0.4%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	450,000	481,635	(a)
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	380,000	388,075	(a)

Total Building Products				869,710

Commercial Services & Supplies - 2.4%
ADT Security Corp.	4.125%	8/1/29	700,000	699,986	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	700,000	700,843	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	630,000	674,100	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	330,000	331,238	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	180,000	183,054
CoreCivic Inc., Senior Notes	8.250%	4/15/26	820,000	866,670
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	450,000	464,063	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - (continued)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	$750,000	$773,437	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,160,000	1,189,000	(a)

Total Commercial Services & Supplies				5,882,391

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	590,000	616,550	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	700,000	739,375	(a)

Total Construction & Engineering				1,355,925

Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	980,000	1,000,090	(a)

Electrical Equipment - 0.7%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	720,000	721,375	(a)
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	600,000	621,780	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	320,000	343,632	(a)

Total Electrical Equipment				1,686,787

Machinery - 0.8%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	330,000	340,464	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	600,000	596,070
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	510,000	533,695	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	400,000	423,128	(a)

Total Machinery				1,893,357

Trading Companies & Distributors - 1.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	640,000	658,400	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	330,000	325,753	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	1,085,886	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	410,000	435,414

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	$740,000	$812,187
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	230,000	235,208

Total Trading Companies & Distributors				3,552,848

TOTAL INDUSTRIALS				26,451,473

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,230,000	1,298,203	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	620,000	628,627	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	100,000	98,607	(a)

Total Communications Equipment				2,025,437

IT Services - 1.0%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	240,000	238,514	(a)
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	520,000	537,014	(a)
Gartner Inc.	3.625%	6/15/29	990,000	1,020,492	(a)
Square Inc., Senior Notes	3.500%	6/1/31	500,000	520,673	(a)

Total IT Services				2,316,693

Semiconductors & Semiconductor Equipment - 0.1%
Entegris Inc., Senior Notes	3.625%	5/1/29	230,000	238,056	(a)

Software - 1.3%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	300,000	304,125	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	610,000	620,352	(a)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	820,000	812,579	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	260,000	274,066	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	400,000	377,444	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	740,000	746,660	(a)

Total Software				3,135,226

Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp., Senior Notes	5.125%	4/15/29	340,000	352,950	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	740,000	787,175	(a)

Total Technology Hardware, Storage & Peripherals				1,140,125

TOTAL INFORMATION TECHNOLOGY				8,855,537

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 4.4%
Chemicals - 0.3%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	$96,608	$94,221	(a)(c)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Senior Notes	4.250%	12/15/25	410,000	421,622	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	300,000	322,356

Total Chemicals				838,199

Construction Materials - 1.0%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	1,160,000	1,231,050	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	1,170,000	1,240,247	(a)

Total Construction Materials				2,471,297

Containers & Packaging - 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	450,000	474,493	(a)(c)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	260,000	262,275	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	900,000	932,625	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	520,000	548,600	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	400,000	420,580	(a)

Total Containers & Packaging				2,638,573

Metals & Mining - 1.9%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	383,875	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	830,000	868,367	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	830,000	899,512	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,310,000	1,676,754
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	330,000	332,129	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	300,000	322,875	(a)

Total Metals & Mining				4,483,512

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	230,000	232,054

TOTAL MATERIALS				10,663,635

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	470,000	517,587

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	$840,000	$851,815
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	400,000	393,010
GEO Group Inc., Senior Notes	5.875%	10/15/24	250,000	226,563
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,230,000	1,887,137
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	310,000	325,748	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	400,000	428,167
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	410,000	437,163	(a)
Service Properties Trust, Senior Notes	5.500%	12/15/27	690,000	740,576
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	500,000	534,375	(a)

Total Equity Real Estate Investment Trusts (REITs)				6,342,141

Real Estate Management & Development - 2.1%
Five Point Operating Co. LP/Five Point
Capital Corp., Senior Notes	7.875%	11/15/25	980,000	1,026,212	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	810,000	818,100	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	540,000	558,225	(a)
Kennedy-Wilson Inc., Senior Notes	4.750%	2/1/30	630,000	647,564
Kennedy-Wilson Inc., Senior Notes	5.000%	3/1/31	670,000	697,915
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	740,000	797,713	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	530,000	555,334	(a)

Total Real Estate Management & Development				5,101,063

TOTAL REAL ESTATE				11,443,204

UTILITIES - 0.7%
Electric Utilities - 0.4%
Calpine Corp., Senior Notes	5.000%	2/1/31	540,000	550,168	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	100,000	86,592	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000	283,678	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.625%	6/1/28	100,000	86,662	(a)

Total Electric Utilities				1,007,100

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	$370,000	$381,723	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	290,000	300,810	(a)

Total Gas Utilities				682,533

TOTAL UTILITIES				1,689,633

TOTAL CORPORATE BONDS & NOTES (Cost - $187,148,422)				196,079,905

SENIOR LOANS - 7.5%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
Clarios Global LP, First Amendment First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.250%)	3.342%	4/30/26	527,019	522,297	(e)(f)(g)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	339,150	342,542	(e)(f)(g)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	1/29/28	369,075	368,152	(e)(f)(g)

Total Auto Components				1,232,991

Diversified Consumer Services - 0.3%
Adtalem Global Education Inc., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	790,000	792,173	(e)(f)(g)

Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	445,500	448,284	(e)(f)(g)

Specialty Retail - 1.8%
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	632,797	639,520	(e)(f)(g)
Michaels Cos. Inc., Term Loan B (1 mo. USD LIBOR + 4.200%)	5.000%	4/15/28	560,000	561,050	(e)(f)(g)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	1,256,850	1,256,065	(e)(f)(g)
PetSmart LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	2/11/28	560,000	561,574	(e)(f)(g)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Rent-A-Center Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/17/28	$568,575	$572,396	(e)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.085%	6/19/26	722,842	721,938	(e)(f)(g)

Total Specialty Retail				4,312,543

TOTAL CONSUMER DISCRETIONARY				6,785,991

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Permian Production Partners LLC, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000% PIK)	9.000%	11/24/25	336	277	(c)(e)(f)(g)(h)

FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	200,000	205,500	(e)(f)(g)
Jane Street Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	2.835%	1/26/28	392,035	386,972	(e)(f)(g)

Total Diversified Financial Services				592,472

Insurance - 0.3%
Acrisure LLC, 2020 Term Loan B (2 mo. USD LIBOR + 3.500%)	3.607%	2/15/27	553,000	546,176	(e)(f)(g)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.096%	3/18/27	168,326	168,010	(e)(f)(g)

Total Insurance				714,186

TOTAL FINANCIALS				1,306,658

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.835%	8/6/26	738,750	738,196	(e)(f)(g)
EyeCare Partners LLC, First Lien Initial Term Loan (2 mo. USD LIBOR + 3.750%)	3.857%	2/18/27	563,701	559,524	(e)(f)(g)
EyeCare Partners LLC, Second Lien Initial Term Loan (2 mo. USD LIBOR + 8.250%)	8.357%	2/4/28	410,000	406,962	(e)(f)(g)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	$780,000	$787,476	(e)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	964,321	965,869	(e)(f)(g)

TOTAL HEALTH CARE				3,458,027

INDUSTRIALS - 1.2%
Airlines - 1.1%
American Airlines Inc., 2017 Replacement Term Loan B	—	12/15/23	400,000	391,332	(i)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	670,000	711,245	(e)(f)(g)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	490,000	520,686	(e)(f)(g)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,127,175	1,131,273	(e)(f)(g)

Total Airlines				2,754,536

Commercial Services & Supplies - 0.1%
CoreCivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	242,884	241,569	(e)(f)(g)

TOTAL INDUSTRIALS				2,996,105

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.335%	11/29/25	768,517	714,859	(e)(f)(g)

IT Services - 0.5%
Harland Clarke Holdings Corp., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	11/3/23	140,902	133,479	(e)(f)(g)
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	530,000	529,558	(e)(f)(g)
Redstone Holdco 2 LP, Second Lien Initial Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/16/29	580,000	573,231	(e)(f)(g)

Total IT Services				1,236,268

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.5%
DCert Buyer Inc., Second Lien Initial Loan (1 mo. USD LIBOR + 7.000%)	7.085%	2/19/29	$790,000	$799,733	(e)(f)(g)
Peraton Corp., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	408,975	409,656	(e)(f)(g)

Total Software				1,209,389

TOTAL INFORMATION TECHNOLOGY				3,160,516

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	483,762	474,764	(c)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $17,979,629)				18,182,338

ASSET-BACKED SECURITIES - 4.8%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.588%	1/22/28	640,000	641,914	(a)(e)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	3.775%	4/24/34	250,000	250,022	(a)(e)
Benefit Street Partners CLO XII Ltd., 2017- 12A C (3 mo. USD LIBOR + 3.050%)	3.176%	10/15/30	250,000	243,821	(a)(e)(k)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.881%	11/20/28	350,000	347,960	(a)(e)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.334%	7/18/27	250,000	245,999	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.921%	8/20/32	600,000	601,551	(a)(e)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.650%	4/19/34	160,000	159,988	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.834%	7/20/31	250,000	246,613	(a)(e)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.329%	4/25/34	125,000	124,979	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.134%	4/20/29	600,000	596,652	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.534%	4/17/30	500,000	492,947	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.784%	7/20/28	750,000	752,750	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.626%	4/15/31	350,000	341,824	(a)(e)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (Continued)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.076%	4/15/31	$250,000	$241,539	(a)(e)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.784%	4/17/34	340,000	342,918	(a)(e)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.834%	1/20/30	460,000	458,221	(a)(e)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.834%	1/20/33	350,000	353,258	(a)(e)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.634%	10/20/28	350,000	335,775	(a)(e)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.664%	1/20/32	500,000	493,209	(a)(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.784%	1/20/31	250,000	240,210	(a)(e)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.246%	7/15/31	250,000	242,140	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.334%	10/20/27	250,000	244,894	(a)(e)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.579%	10/13/31	300,000	288,020	(a)(e)
Octagon Investment Partners 40 Ltd., 2019-1A E (3 mo. USD LIBOR + 6.460%)	6.594%	4/20/31	500,000	500,788	(a)(e)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.226%	11/22/30	800,000	784,571	(a)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.385%	6/22/30	590,000	566,204	(a)(e)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.370%	7/20/34	310,000	309,884	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.176%	4/15/35	250,000	250,223	(a)(e)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	2.946%	4/15/27	350,000	339,103	(a)(e)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.866%	4/15/27	350,000	317,479	(a)(e)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.614%	10/20/31	250,000	249,750	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,564,416)				11,605,206

CONVERTIBLE BONDS & NOTES - 2.0%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	80,000	81,704

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - 0.1%
Spotify USA Inc., Senior Notes	0.000%	3/15/26	$320,000	$289,799	(a)

Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	520,000	543,714

TOTAL COMMUNICATION SERVICES				915,217

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Cheesecake Factory Inc., Senior Notes	0.375%	6/15/26	350,000	328,972
DraftKings Inc., Senior Notes	0.000%	3/15/28	200,000	192,589	(a)

TOTAL CONSUMER DISCRETIONARY				521,561

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	1,200,000	1,015,302

FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	540,000	550,152
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	250,000	255,050
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	360,000	368,100

TOTAL FINANCIALS				1,173,302

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	270,000	247,094	(a)

INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	870,000	807,447

INFORMATION TECHNOLOGY - 0.0%††
Software - 0.0%††
Alteryx Inc., Senior Notes	0.500%	8/1/24	80,000	75,352

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	0.250%	6/15/26	220,000	220,335	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,828,743)				4,975,610

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY			SHARES/UNITS	VALUE
COMMON STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdco Inc.			17,275	$117,643	*

ENERGY - 0.7%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			54,577	1,832	*(h)(j)
KCAD Holdings I Ltd.			424,046,710	0	*(h)(j)(l)

Total Energy Equipment & Services				1,832

Oil, Gas & Consumable Fuels - 0.7%
Berry Corp.			88,678	532,068
Oasis Petroleum Inc.			8,586	743,462
Permian Production Partners LLC			21,667	2,167	*(h)
Southwestern Energy Co.			71,704	326,253	*

Total Oil, Gas & Consumable Fuels				1,603,950

TOTAL ENERGY				1,605,782

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares			27,500	264,550	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0	*(h)(j)(l)

TOTAL COMMON STOCKS (Cost - $11,066,349)				1,987,975

	RATE		SHARES
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
MPLX LP	8.462%		17,875	634,562	(h)(j)
Targa Resources Corp., Non Voting Shares	9.500%		450	485,361

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,053,438)				1,119,923

		MATURITY DATE	FACE AMOUNT
SOVEREIGN BONDS - 0.4%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$47,191	19,439
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	586,653	230,384

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Argentina - continued
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	$363,946	$127,931
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	253,575	*(b)(m)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	369,750	*(b)(m)

TOTAL SOVEREIGN BONDS (Cost - $1,563,285)				1,001,079

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
B Riley Financial Inc.	5.250%		9,750	240,728
B Riley Financial Inc.	6.000%		14,400	372,240
B Riley Financial Inc.	6.875%		4,325	110,763

TOTAL PREFERRED STOCKS (Cost - $711,875)				723,731

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $8,776)		5/28/28	9,166	6,508	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $235,924,933)				235,682,275

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,130,463)	0.010%		2,130,463	2,130,463	(k)

TOTAL INVESTMENTS - 98.1% (Cost - $238,055,396)				237,812,738
Other Assets in Excess of Liabilities - 1.9%				4,634,200

TOTAL NET ASSETS - 100.0%				$242,446,938

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of August 31, 2021.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $2,374,284 and the cost was $2,337,068 (Note 2).

(l)	Value is less than $1.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	12/21	$15,815,708	$15,836,000	$20,292

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2021 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	11,878	EUR	10,000	BNP Paribas SA	10/19/21	$59
USD	7,373	CAD	9,153	Goldman Sachs Group Inc.	10/19/21	119
USD	47,573	EUR	40,000	Morgan Stanley & Co. Inc.	10/19/21	297

Total						$475

Abbreviation(s) used in this table:
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At August 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	$800,000	6/20/26	1.702%	1.000% quarterly	$(25,659)	$(35,329)	$9,670

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$400,000	6/20/23	1.071%	5.000% quarterly	$28,186	$(15,683)	$43,869

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2021 Quarterly Report	25

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset High Yield Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

27

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$196,079,905	—		$196,079,905
Senior Loans:
Energy	—	—	$277		277
Materials	—	—	474,764		474,764
Other Senior Loans	—	17,707,297	—		17,707,297
Asset-Backed Securities	—	11,605,206	—		11,605,206
Convertible Bonds & Notes	—	4,975,610	—		4,975,610
Common Stocks:
Energy	$1,601,783	—	3,999		1,605,782
Materials	—	—	0	*	0	*
Other Common Stocks	382,193	—	—		382,193
Convertible Preferred Stocks:
Energy	—	485,361	634,562		1,119,923
Sovereign Bonds	—	1,001,079	—		1,001,079
Preferred Stocks	723,731	—	—		723,731
Warrants	6,508	—	—		6,508

Total Long-Term Investments	2,714,215	231,854,458	1,113,602		235,682,275

Short-Term Investments†	2,130,463	—	—		2,130,463

Total Investments	$4,844,678	$231,854,458	$1,113,602		$237,812,738

Other Financial Instruments:
Futures Contracts††	$20,292	—	—		$20,292
Forward Foreign Currency Contracts††	—	$475	—		475
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	43,869	—		43,869

Total Other Financial Instruments	$20,292	$44,344	—		$64,636

Total	$4,864,970	$231,898,802	$1,113,602		$237,877,374

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$25,659	—		$25,659

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

29

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2021. The following transactions were effected in such companies for the period ended August 31, 2021.

		Purchased		Sold
	Affiliate Value at
	May 31,		Shares/		Shares/
	2021	Cost	Face amount	Cost	Face amount
Benefit Street Partners CLO XII Ltd., 2017-12A C	$243,332	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	4,297,370	$48,436,883	48,436,883	$50,603,790	50,603,790

	$4,540,702	$48,436,883		$50,603,790

(cont’d)	Realized Gain (Loss)	Interest Income and Accrued Premiums/ Discounts	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$4,025	$489	$243,821
Western Asset Premier Institutional Government Reserves, Premium Shares	—	125	—	2,130,463

	—	$4,150	$489	$2,374,284

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